Introduction - Change in accounting estimate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 978	$ 999	$ 804
Change In Useful Life
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ (27)
Towers, Poles And Ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years	15 years
Civil Works Of Towers, Poles And Ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years	10 years

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.